Vanguard® Explorer Value Fund
Schedule of Investments (unaudited)
As of May 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (93.9%)
Communication Services (6.3%)
	Nexstar Media Group Inc. Class A	115,806	17,477
*	Ziff Davis Inc.	181,970	10,744
	John Wiley & Sons Inc. Class A	253,923	9,141
	Interpublic Group of Cos. Inc.	150,917	5,613
[1]	Manchester United plc Class A	194,969	3,767
*	Madison Square Garden Entertainment Corp.	104,754	3,676
	Madison Square Garden Sports Corp.	16,358	2,890
[1]	Paramount Global Inc. Class B	187,272	2,848
*	Sphere Entertainment Co.	104,754	2,500
			58,656
Consumer Discretionary (12.3%)
	Lithia Motors Inc. Class A	49,230	11,484
*	Modine Manufacturing Co.	342,886	9,357
*	Royal Caribbean Cruises Ltd.	109,672	8,880
*	Adtalem Global Education Inc.	193,496	8,030
*	Victoria's Secret & Co.	378,169	7,722
*	OneSpaWorld Holdings Ltd.	659,627	6,880
*	Leslie's Inc.	700,504	6,641
	Kontoor Brands Inc.	166,775	6,531
	LCI Industries	57,491	6,211
	Cheesecake Factory Inc.	193,022	6,047
*	Mattel Inc.	273,639	4,764
	Boyd Gaming Corp.	70,401	4,487
	Gentex Corp.	135,786	3,566
*	Helen of Troy Ltd.	34,186	3,292
	ADT Inc.	549,536	3,127
*	Asbury Automotive Group Inc.	14,228	2,975
*	LGI Homes Inc.	24,843	2,827
*	Mohawk Industries Inc.	30,661	2,822
*	Perdoceo Education Corp.	234,291	2,762
*	Stoneridge Inc.	163,281	2,671
*	Under Armour Inc. Class A	252,002	1,817
*	Lands' End Inc.	222,971	1,398
			114,291
Consumer Staples (2.0%)
	Spectrum Brands Holdings Inc.	180,700	13,048
*	US Foods Holding Corp.	115,180	4,582
	J M Smucker Co.	7,928	1,162
			18,792
Energy (3.9%)
	DTE Midstream LLC	266,727	12,126

		Shares	Market Value ($000)
	PDC Energy Inc.	117,944	8,093
	Magnolia Oil & Gas Corp. Class A	370,633	7,164
*	TechnipFMC plc	412,298	5,418
	Core Laboratories Inc.	146,091	3,195
			35,996
Financials (13.5%)
[1]	Starwood Property Trust Inc.	593,090	10,409
*	Bancorp Inc.	299,310	9,237
	BGC Partners Inc. Class A	1,809,063	7,363
*	Euronet Worldwide Inc.	65,729	7,322
*	NMI Holdings Inc. Class A	223,922	5,632
	Columbia Banking System Inc.	270,893	5,426
	First BanCorp (XNYS)	478,795	5,343
	Popular Inc.	90,908	5,198
	Wintrust Financial Corp.	80,577	5,122
	Washington Federal Inc.	185,487	4,824
	First Merchants Corp.	173,179	4,581
	Northern Trust Corp.	55,890	4,020
	Evercore Inc. Class A	34,495	3,724
	Renasant Corp.	137,796	3,599
	PJT Partners Inc. Class A	53,325	3,594
	Flushing Financial Corp.	302,890	3,529
	Carlyle Group Inc.	128,531	3,523
	WSFS Financial Corp.	104,301	3,488
	BOK Financial Corp.	41,768	3,397
	Pacific Premier Bancorp Inc.	180,318	3,395
	First American Financial Corp.	61,239	3,364
	Affiliated Managers Group Inc.	24,093	3,351
	Pinnacle Financial Partners Inc.	65,246	3,174
	Webster Financial Corp.	80,578	2,865
	Lazard Ltd. Class A	96,057	2,756
	PacWest Bancorp	422,389	2,724
	BankUnited Inc.	85,929	1,626
*	Green Dot Corp. Class A	77,155	1,406
	Janus Henderson Group plc	50,771	1,334
			125,326
Health Care (6.5%)
*	Envista Holdings Corp.	283,809	9,050
*	Enovis Corp.	149,777	7,898
*	Varex Imaging Corp.	281,127	6,196
*	Pacira BioSciences Inc.	148,171	5,635
*	LivaNova plc	111,570	4,940
*	QuidelOrtho Corp.	51,692	4,401
*	Merit Medical Systems Inc.	49,738	4,098
	Laboratory Corp. of America Holdings	17,507	3,721
*	Charles River Laboratories International Inc.	16,609	3,212
*	Prestige Consumer Healthcare Inc.	49,623	2,840
*	Globus Medical Inc. Class A	49,794	2,695
*	Elanco Animal Health Inc. (XNYS)	301,314	2,456
*	Acadia Healthcare Co. Inc.	30,183	2,132
*	Bio-Rad Laboratories Inc. Class A	3,966	1,481
			60,755
Industrials (19.4%)
*	GXO Logistics Inc.	242,810	13,578
	BWX Technologies Inc.	216,228	13,043
*	OPENLANE Inc.	773,600	11,619
	KBR Inc.	154,622	9,126

		Shares	Market Value ($000)
*	Beacon Roofing Supply Inc.	142,120	9,087
*	Verra Mobility Corp. Class A	515,091	9,081
	Esab Corp.	144,890	8,508
*	Builders FirstSource Inc.	68,966	7,997
	MDU Resources Group Inc.	270,670	7,898
*	XPO Inc.	160,532	7,534
	WESCO International Inc.	52,606	7,227
	EnerSys	71,811	6,985
	Applied Industrial Technologies Inc.	56,612	6,961
*	Array Technologies Inc.	298,887	6,626
	FTAI Aviation Ltd.	228,079	6,398
*	MRC Global Inc.	667,013	5,796
*	Stericycle Inc.	122,392	5,159
	nVent Electric plc	106,447	4,618
	Kennametal Inc.	168,561	4,200
	Masco Corp.	72,931	3,524
	RB Global Inc.	66,185	3,447
	Brink's Co.	51,264	3,411
	Interface Inc. Class A	472,150	3,272
*	Resideo Technologies Inc.	202,631	3,248
	Kaman Corp.	130,969	2,721
*	Generac Holdings Inc.	22,899	2,494
	Concentrix Corp.	22,384	1,963
	Snap-on Inc.	6,977	1,736
	Greenbrier Cos. Inc.	52,841	1,436
	Simpson Manufacturing Co. Inc.	12,121	1,433
			180,126
Information Technology (9.4%)
*	Verint Systems Inc.	348,406	12,501
	Belden Inc.	119,149	10,424
	Jabil Inc.	115,707	10,358
*	Insight Enterprises Inc.	63,501	8,586
*	Fabrinet	59,448	6,731
	MKS Instruments Inc.	62,302	6,063
	TD SYNNEX Corp.	62,459	5,582
*	Ultra Clean Holdings Inc.	158,478	5,433
*	Teledyne Technologies Inc.	13,456	5,230
*	Zebra Technologies Corp. Class A	19,086	5,011
*	ACI Worldwide Inc.	166,946	3,808
*	Consensus Cloud Solutions Inc.	97,276	3,546
*	Keysight Technologies Inc.	18,124	2,932
*	MACOM Technology Solutions Holdings Inc. Class H	29,529	1,767
			87,972
Materials (9.4%)
	Silgan Holdings Inc.	553,002	24,880
*	Axalta Coating Systems Ltd.	532,197	15,439
	FMC Corp.	109,716	11,419
	Ashland Inc.	126,245	10,716
	Eagle Materials Inc.	55,675	9,071
	Carpenter Technology Corp.	112,869	5,148
	Graphic Packaging Holding Co.	166,940	3,990
	Pactiv Evergreen Inc.	489,393	3,435
*	ATI Inc.	86,436	2,989
			87,087
Real Estate (9.6%)
	Gaming and Leisure Properties Inc.	364,913	17,567
[1]	Medical Properties Trust Inc.	956,760	7,893

		Shares	Market Value ($000)
	Agree Realty Corp.	103,158	6,653
	STAG Industrial Inc.	190,827	6,641
	Spirit Realty Capital Inc.	159,195	6,218
	SITE Centers Corp.	513,024	6,115
	Corporate Office Properties Trust	263,482	6,013
	Independence Realty Trust Inc.	344,242	5,945
	Equity Commonwealth	263,051	5,379
	NETSTREIT Corp.	260,629	4,548
	RPT Realty	365,725	3,409
	Newmark Group Inc. Class A	558,106	3,192
*	CBRE Group Inc. Class A	41,453	3,106
	Sunstone Hotel Investors Inc.	290,002	2,862
*	Jones Lang LaSalle Inc.	19,079	2,678
	LXP Industrial Trust	145,060	1,500
			89,719
Utilities (1.6%)
	Portland General Electric Co.	144,365	7,035
	ALLETE Inc.	76,440	4,554
	Unitil Corp.	56,301	2,966
			14,555
Total Common Stocks (Cost $810,165)			873,275
Temporary Cash Investments (8.1%)
Money Market Fund (8.1%)
[2,3]	Vanguard Market Liquidity Fund, 5.125% (Cost $75,857)	758,769	75,862
Total Investments (102.0%) (Cost $886,022)			949,137
Other Assets and Liabilities—Net (-2.0%)			(18,957)
Net Assets (100%)			930,180
Cost is in $000.
*	Non-income-producing security.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $19,013,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $20,052,000 was received for securities on loan.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini Russell 2000 Index	June 2023	336	29,430	(161)
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
At May 31, 2023, 100% of the market value of the fund’s investments and derivatives was determined based on Level 1 inputs.